Annual Total Returns - BlackRock Advantage Small Cap Core Fund (Class K) [BarChart] - Class K - BlackRock Advantage Small Cap Core Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2014	5.48%
Annual Return 2015	(2.25%)
Annual Return 2016	24.00%
Annual Return 2017	10.82%
Annual Return 2018	(8.80%)
Annual Return 2019	32.26%